Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Disclosure [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]

11. Stock-Based Compensation

Equity Incentive Plans

The Company adopted the 2023 Equity Incentive Plan (“2023 Plan”) on November 2, 2023, which provides employees, directors, and consultants with opportunities to acquire the Company’s shares, or to receive monetary payments based on the value of such shares. Management has determined that it is in the best interests of the Company to replace the 2020 Incentive and Nonstatutory Stock Option Plan, the 2021 Incentive and Nonstatutory Stock Option Plan, and the 2021 Restricted Stock Plan, with one plan, the 2023 Plan, pursuant to which the Company will be able to grant stock option awards, stock appreciation rights, restricted stock awards, restricted stock units, and other stock-based awards. The 2023 Plan provides for up to 5,098,262 shares of common stock. Grants made under the 2023 Plan will generally vest and become exercisable at various times from the grant dates. These awards will have such vesting or other provisions as may be established by the Board of Directors at the time of each award.

Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2025, is as follows (in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2024	583,974	$4.20
Granted	-	N/A
Exercised	-	N/A
Cancelled/forfeited/expired	(10,487)	3.96
Outstanding at March 31, 2025	573,127	$4.25

Exercisable at March 31, 2025	397,127	$5.23

There were no stock options exercised during the three months ended March 31, 2025. The aggregate intrinsic value of stock options exercised during the three months ended March 31, 2024 was $0.03 million. There were no stock options granted during the three months ended March 31, 2025 and 2024.

Restricted Stock Activity

A summary of RSA activity for the three-month periods ended March 31, 2025 is as follows (in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	74,312	$1.82
Granted	19,536	1.28
Vested	(11,017)	1.36
Forfeited	-	N/A
Unvested at March 31, 2025	82,831	$1.75

The total fair value of restricted shares that vested was $0.02 million and $0.1 million in the three months ended March 31, 2025 and 2024, respectively.

11. Stock-Based Compensation

Equity Incentive Plans

The Company adopted the 2023 Equity Incentive Plan (“2023 Plan”) on November 2, 2023, which provides employees, directors, and consultants with opportunities to acquire the Company’s shares, or to receive monetary payments based on the value of such shares. Management has determined that it is in the best interests of the Company to replace the 2020 Incentive and Nonstatutory Stock Option Plan, the 2021 Incentive and Nonstatutory Stock Option Plan, and the 2021 Restricted Stock Plan, with one plan, the 2023 Plan, pursuant to which the Company will be able to grant stock option awards, stock appreciation rights, restricted stock awards, restricted stock units, and other stock-based awards. The 2023 Plan provides for up to 1,098,262 shares of common stock. Grants made under the 2023 Plan will generally vest and become exercisable at various times from the grant dates. These awards will have such vesting or other provisions as may be established by the Board of Directors at the time of each award.

Stock Option Activity

A summary of stock option activity for the year ended December 31, 2024, is as follows (dollars in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at January 1, 2024	766,142	$3.76
Granted	-	N/A
Exercised	(11,999)	1.98
Cancelled/forfeited/expired	(170,169)	3.60
Outstanding at December 31, 2024	583,974	4.20

Exercisable at December 31, 2024	407,974	$4.20

The aggregate intrinsic value for stock options exercised during the year ended December 31, 2024, and 2023, was $0.03 million and $0.04 million, respectively. There were no stock options granted during the year ended December 31, 2024. The total weighted-average grant date fair value of options granted during the year ended December 31, 2023, was $2.02 per share.

The grant-date fair values of the Company’s stock options awards were estimated using the following assumptions:

	Year Ended December 31,
	2024	2023
Risk free interest rate	N/A	4.44%
Expected term (years)	N/A	5.0
Expected volatility	N/A	204%
Expected dividend yield	N/A	0%

Restricted Stock Activity

A summary of RSA activity for the year December 31, 2024, is as follows (dollars in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	189,893	$2.28
Granted	96,893	2.26
Vested	(214,913)	2.41
Forfeited	-	N/A
Unvested at December 31, 2024	71,873	$1.81

The total fair value of restricted shares that vested was $0.5 million and $1.1 million in the years ended December 31, 2024, and 2023, respectively.